Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	4,494	2,659
Accounts receivable	164	27
Inventory	4,974	4,835
Ginseng crops		3,149
Prepaid expenses	57	78
Assets held for sale	1,850
Assets, Current, Total	11,539	10,748
Prepaid expenses		15
Property, plant and equipment		2,232
Assets, Total	11,539	12,995
Current liabilities
Accounts payable and accrued liabilities	558	522
Customer deposits		1,479
Liabilities, Current, Total	558	2,001
Long-term debt		2,984
Total liabilities	558	4,985
SHAREHOLDERS' EQUITY
Share capital	38,226	38,226
Additional paid in capital	9,436	9,436
Accumulated other comprehensive income	873	917
Accumulated deficit	(37,554)	(40,569)
Total shareholders' equity	10,981	8,010
Liabilities and Equity, Total	11,539	12,995